Subsequent Events (Details) - USD ($)		12 Months Ended
	Feb. 07, 2025	Dec. 31, 2024
Subsequent Events [Line Items]
Distribution amount (in Dollars)		$ 1,000,000
Subordinated Voting Shares [Member]
Subsequent Events [Line Items]
Number of shares issued		792,669
Subsequent Event [Member]
Subsequent Events [Line Items]
Gross proceeds in private placement (in Dollars)	$ 6,609,500
Sale of number of subordinate voting shares	2,503,601
Private placement units	1,251,805
Purchase price per unit (in Dollars per share)	$ 2.64
Exercisable price of warrant (in Dollars per share)	$ 3.66
Warrant expiration term	3 years